Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,500,000,000
Previously Paid Amount	0
Total Fee Amount	759,550
Total Offset Amount	$ 0
Narrative Disclosure
1	Final prospectus supplement

Net Fee	$ 759,550
Narrative - Max Aggregate Offering Price	$ 5,500,000,000
Final Prospectus	true